Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1
Entity Registrant Name	SARCOS TECHNOLOGY AND ROBOTICS CORPORATION
Entity Central Index Key	0001826681
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2838301
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	650 South 500 West
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	888
Local Phone Number	927-7296